CHANGE IN ACCOUNTING POLICY (Details) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Sales	$ 571,945	$ 0
Cost of Sales	388,756	0
Total operating expenses	8,829,481	6,632,970
Total other expenses	576,890	(73,437)
Net income (loss) and comprehensive loss for the period	$ (8,069,402)	$ (6,706,407)
Basic loss per share	$ (0.09)	$ (0.09)
Diluted loss per share	$ (0.09)	$ (0.09)
Scenario, Previously Reported [Member]
Sales	$ 571,945	$ 0
Cost of Sales	388,756	0
Total operating expenses	8,829,481	6,632,970
Total other expenses	(4,709,718)	(7,669,118)
Net income (loss) and comprehensive loss for the period	$ (3,936,574)	$ (1,036,148)
Basic loss per share	$ (0.04)	$ (0.01)
Diluted loss per share	$ (0.04)	$ (0.08)
Scenario, Adjustment [Member]
Sales	$ 0	$ 0
Cost of Sales	0	0
Total operating expenses	0	0
Total other expenses	(4,132,828)	(7,742,555)
Net income (loss) and comprehensive loss for the period	$ (4,132,828)	$ (7,742,555)
Basic loss per share	$ (0.05)	$ (0.10)
Diluted loss per share	$ (0.05)	$ (0.01)